Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
The table below presents goodwill balances by business segment at December 31, 2014 and 2013. Effective January 1, 2015, the Corporation changed its basis of presentation related to its business segments. For more information on this realignment, see Note 1 – Summary of Significant Accounting Principles. As part of the realignment, the Corporation moved a portion of the Business Banking business, including $1.6 billion of goodwill, from the former Consumer & Business Banking segment to Global Banking. This business constitutes a new reporting unit, Business Banking Regions, within the Global Banking segment. The remaining portion of the Business Banking business will be evaluated with Deposits as a single reporting unit within Consumer Banking. Prior periods have been reclassified to conform to current period presentation.
The reporting units utilized for goodwill impairment testing are the operating segments or one level below.

Goodwill

	December 31
(Dollars in millions)	2014	2013
Consumer Banking	$30,125	$30,123
Global Wealth & Investment Management	9,698	9,698
Global Banking	23,923	23,923
Global Markets	5,197	5,197
All Other	834	903
Total goodwill	$69,777	$69,844

Intangible Assets
The table below presents the gross carrying value and accumulated amortization for intangible assets at December 31, 2014 and 2013.

Intangible Assets (1, 2)

	December 31
	2014			2013
(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Purchased credit card relationships	$5,504	$4,527	$977	$6,160	$4,849	$1,311
Core deposit intangibles	1,779	1,382	397	3,592	3,055	537
Customer relationships	4,025	2,648	1,377	4,025	2,281	1,744
Affinity relationships	1,565	1,283	282	1,575	1,197	378
Other intangibles	2,045	466	1,579	2,045	441	1,604
Total intangible assets	$14,918	$10,306	$4,612	$17,397	$11,823	$5,574

(1)	Excludes fully amortized intangible assets.

(2)	At December 31, 2014 and 2013, none of the intangible assets were impaired.

Schedule of Amortization Expense
The table below presents intangible asset amortization expense for 2014, 2013 and 2012.

Amortization Expense

(Dollars in millions)	2014	2013	2012
Purchased credit card and Affinity relationships	$415	$475	$556
Core deposit intangibles	140	197	254
Customer relationships	355	371	391
Other intangibles	26	43	63
Total amortization expense	$936	$1,086	$1,264

Schedule of Future Intangible Asset Amortization Expense
The table below presents estimated future intangible asset amortization expense at December 31, 2014.

Estimated Future Amortization Expense

(Dollars in millions)	2015	2016	2017	2018	2019
Purchased credit card and Affinity relationships	$358	$299	$239	$180	$121
Core deposit intangibles	122	105	91	80	7
Customer relationships	340	325	310	302	286
Other intangibles	16	9	6	3	1
Total estimated future amortization expense	$836	$738	$646	$565	$415